INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS
INTANGIBLE ASSETS

14.   INTANGIBLE ASSETS

	December 31, 2019
	Weighted
	average
	amortization		Gross carrying	Accumulated	Impairment	Net carrying
	period		amount	amortization	loss	amount
Amortizing intangible assets:
Customer list	6	years	239,309	(111,677)	(78,000)	49,632
Trademark	10	years	150,637	(42,908)	(56,000)	51,729
Acquired software	10	years	17,429	(6,326)	—	11,103
Subtotal			407,375	(160,911)	(134,000)	112,464
Indefinite-lived intangible assets:
Operating Licenses and Trading Rights			190,149	—	—	190,149
Subtotal			190,149	—	—	190,149
Total intangible assets (RMB)			597,524	(160,911)	(134,000)	302,613
Total intangible assets (USD) unaudited			85,829	(23,113)	(19,248)	43,468

	December 31, 2018
	Weighted
	average
	amortization		Gross carrying	Accumulated	Impairment	Net carrying
	period		amount	amortization	loss	amount
Amortizing intangible assets:
Customer list	6	years	239,309	(93,065)	(78,000)	68,244
Trademark	10	years	150,637	(35,149)	(56,000)	59,488
Acquired software	10	years	19,452	(7,086)	—	12,366
Subtotal			409,398	(135,300)	(134,000)	140,098
Indefinite-lived intangible assets:
Operating Licenses and Trading Rights			190,149	—	—	190,149
Subtotal			190,149	—	—	190,149
Total intangible assets (RMB)			599,547	(135,300)	(134,000)	330,247

Aggregate amortization expense for amortizing intangible assets was RMB 56.55 million, RMB 56.52 million and RMB 28.05 million for the years ended  December 31, 2017, 2018 and 2019, respectively. Estimated amortization expense for the next five years is: RMB 28.39 million in 2020,  RMB 28.39 million in 2021, RMB 22.17 million in 2022, RMB 9.73 million in 2023, and RMB 9.56 million in 2024.

Separately identifiable intangible assets that have determinable lives continue to be amortized and consist primarily of customer list, trademark and acquired software as of December 31, 2019. The Company amortizes intangible assets on a straight-line basis over their estimated useful lives, which is six  to  ten years. The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed. Other intangible assets that have indefinite useful life mainly include licenses as of December 31, 2018 and 2019. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment.

Gold Master’s revenues for 2018 did not meet management’s expectations, which indicated that the carrying value of customer list and trademark that were recognized in the acquisition of Gold Master may not be fully recoverable. As such, the Group performed an impairment test and recognized RMB 78 million impairment loss on customer list and RMB 56 million impairment loss on trademark related to the acquisition of Gold Master in 2018.

No impairment loss on intangible assets was recognised as at December 31, 2019.